Financial instruments and risk management - Results of hedge relationships - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2028	Jun. 30, 2027	Jun. 30, 2026	Jun. 30, 2025
Cash flow hedges | Foreign currency debt risk
Disclosure of detailed information about financial instruments [line items]
Loss reported in reserves in respect of hedges of foreign currency borrowing no longer applicable			$ 116	$ 114
Cash flow hedges | Forecast
Disclosure of detailed information about financial instruments [line items]
Gain (loss) to income statement	$ 14	$ 88
Hedging reserve | Derivatives | Fair value through income statement
Disclosure of detailed information about financial instruments [line items]
Gains (Losses) reclassified from Cash flow hedge reserve into Profit or Loss			7	5
Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Net investment hedge reserve			3,127	3,333
Reserve of exchange differences on translation, hedging relationships for which hedge accounting is no longer applied			$ 2,543	$ 2,665